Notes to the Consolidated Statements of Cash Flows - Summary of reconciliation of liabilities arising from financing activities (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash changes:
Proceeds from government grants	$ 92,926	$ 1,182,599	$ 1,697,794
Repayment of lease liabilities	(884,024)	(387,508)	0
Non-cash changes:
Conversion of convertible debt		492,409
Notes To The Statements Of Cash Flows [Abstract]
Cash	6,858,298
Cash equivalents	590,000,000
Interest paid, classified as financing activities	1,923,202	519,769	0
Restricted Share Units [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	171,849	0
Cash changes:
Total changes from financing cash flows	0	0
Non-cash changes:
Foreign exchange (gain) or loss	49,022	(1,030)
Grant of restricted share units	604,943	88,425
Fair value loss on restricted share units	3,096,940	84,454
RSU FMV transfer to share capital on public transaction	(3,922,754)
Ending Balance	0	171,849	0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,613,170	0
Cash changes:
Repayment of lease liabilities	(884,024)	(387,508)
Total changes from financing cash flows	(884,024)	(387,508)
Non-cash changes:
Foreign exchange (gain) or loss	373,828	(140,475)
New leases	26,261,895	4,141,153
Ending Balance	29,364,869	3,613,170	0
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,247,878	87,381
Cash changes:
Proceeds from loans payable	10,091,220	2,153,110
Repayment of loans payable	(12,544,339)	(12,881)
Total changes from financing cash flows	(2,453,119)	2,227,610
Non-cash changes:
Foreign exchange (gain) or loss	244,989	20,268
Ending Balance	39,748	2,247,878	87,381
Restoration Provisions [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	321,400	0
Cash changes:
Total changes from financing cash flows	0	0
Non-cash changes:
Accrued interest and accretion	3,194
Foreign exchange (gain) or loss	9,639
New restoratiion provisions	0	321,400
Ending Balance	334,233	321,400	0
Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	384,207
Cash changes:
Proceeds from convertible debt	70,719,220
Total changes from financing cash flows	70,719,220	384,207
Non-cash changes:
Accrued interest and accretion	1,129,680	9,931
Foreign exchange (gain) or loss		3,286
Conversion of convertible debt		(397,424)
Ending Balance	71,848,900	0	384,207
Conversion Feature Of Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	94,985
Cash changes:
Proceeds from convertible debt	27,681,043
Total changes from financing cash flows	27,681,043	94,985
Non-cash changes:
Conversion of convertible debt		(94,985)
Fair value loss on conversion feature of convertible debt	1,347,895
Ending Balance	29,028,938	0	94,985
Deferred Government Funding [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	1,067,318
Cash changes:
Proceeds from convertible debt	0
Proceeds from government grants		1,182,599
Total changes from financing cash flows	0	2,249,917
Non-cash changes:
Foreign exchange (gain) or loss		(23,007)
Amortization of government grants	0	(2,226,910)
Ending Balance	$ 0	$ 0	$ 1,067,318